Label	Element	Value
Stock issued to settle debt and accrued interest	fil_StockIssuedToSettleDebtAndAccruedInterest	143,604
Stock issued to settle debt and accrued interest	fil_StockIssuedToSettleDebtAndAccruedInterest	0